GOODWILL AND INTANGIBLE ASSETS - Schedule of Future Amortization Expense of Intangible Assets (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
2025	$ 1,273	$ 412
2026	1,273	407
2027	1,273	407
2028	1,273	407
2029		407
Thereafter		3,184
Net Book Value	$ 17,638	$ 5,224